COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Legal provision accrued		$ 182
Litigation settlement, amount awarded to other party	$ 200	200
Galaxy Digital Holdings, LP
Loss Contingencies [Line Items]
Legal provision accrued	$ 186	$ 182